Important Notice Regarding Change in
ETF Name, Index and Related Matters

GLOBAL X FUNDS
Global X China Technology ETF

Supplement Dated October 12, 2011
to the
Prospectus Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following changes will take effect for the Fund on or around December 15, 2011.

	Current	New
ETF Name	Global X China Technology ETF	Global X NASDAQ China Technology ETF
Index	Solactive China Technology Index	NASDAQ OMX China Technology Index
Ticker	CHIB	QQQC
Exchange	NYSE	NASDAQ
Index Components	28	42
Weighting Methodology	Float adjusted modified market-capitalization	Float adjusted modified market-capitalization

Effective December 15, 2011, the following paragraph replaces the last heading and last paragraph on page 65 of the Prospectus.

NASDAQ OMX China Technology Index

The NASDAQ OMX China Technology Index is designed to track the performance of the technology sector in China. It is made up of securities of companies which have their main business operations in the technology sector and generally includes companies whose businesses involve: computer services; internet; software; computer hardware; electronic office equipment; semiconductors; and telecommunications equipment. Only securities which are tradable for foreign investors without restrictions are eligible, such as Shanghai and Shenzhen B-shares, Hong Kong listed securities incorporated in main land China (H-shares) or with main business operations in China (Red chips), and Chinese ADRs. The stocks are screened for liquidity and weighted according to float adjusted modified market-capitalization. The index is maintained by NASDAQ OMX.

It is anticipated that information regarding the NASDAQ OMX China Technology Index may be viewed at www.nasdaq.com commencing in November 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Important Notice Regarding Change in
ETF Name, Index and Related Matters

GLOBAL X FUNDS
Global X China Technology ETF

Supplement Dated October 12, 2011
to the
Statement of Additional Information (“SAI”) Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The following changes will take effect for the Fund on or around December 15, 2011.

	Current	New
ETF Name	Global X China Technology ETF	Global X NASDAQ China Technology ETF
Index	Solactive China Technology Index	NASDAQ OMX China Technology Index
Ticker	CHIB	QQQC
Exchange	NYSE	NASDAQ
Index Components	28	42
Weighting Methodology	Float adjusted modified market-capitalization	Float adjusted modified market-capitalization

Effective December 15, 2011, the following paragraph replaces the third heading and third paragraph on page 16 of the SAI.

NASDAQ OMX China Technology Index

The NASDAQ OMX China Technology Index is designed to track the performance of the technology sector in China. It is made up of securities of companies which have their main business operations in the technology sector and generally includes companies whose businesses involve: computer services; internet; software; computer hardware; electronic office equipment; semiconductors; and telecommunications equipment. Only securities which are tradable for foreign investors without restrictions are eligible, such as Shanghai and Shenzhen B-shares, Hong Kong listed securities incorporated in main land China (H-shares) or with main business operations in China (Red chips), and Chinese ADRs. The stocks are screened for liquidity and weighted according to float adjusted modified market-capitalization. The index is maintained by NASDAQ OMX.

It is anticipated that information regarding the NASDAQ OMX China Technology Index may be viewed at www.nasdaq.com commencing in November 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE